Long-Term Debt (Schedule of Maturities of Long-Term Debt) (Detail) - USD ($) $ in Thousands	May. 26, 2015	May. 12, 2015	Dec. 31, 2014	Jun. 29, 2014
Maturities of Long-term Debt [Abstract]
2015			$ 162,000
2016			449,000
2017			102,412
2018			200,000
2019			0
Thereafter			4,548,860
Total		$ 400,000	5,462,272	$ 299,100
Subsidiaries [Member]
Maturities of Long-term Debt [Abstract]
2015			162,000
2016			250,000
2017			2,412
2018			200,000
2019			0
Thereafter			3,148,860
Total	$ 425,000		3,763,272
Parent Company [Member]
Maturities of Long-term Debt [Abstract]
2015			0
2016			199,000
2017			100,000
2018			0
2019			0
Thereafter			1,400,000
Total			$ 1,699,000